Long-term Debt (Reconciliation Long Term Debt) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank debt	$ 806.3	$ 1,982.1
Senior guaranteed notes	2,098.8	2,294.6
Long-term debt	2,905.1	4,276.7	$ 4,111.0
Long-term debt due within one year	201.0	99.8
Long-term debt due beyond one year	2,704.1	4,176.9
Bank debt
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	824.2	1,920.0
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	1,817.5	1,890.0
Current portion principal due	$ 158.3	$ 73.7